Taxation - Deferred tax assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Deferred tax assets
Advertising and promotion expenses in excess of deduction limit	¥ 17,643		¥ 39,287
Payroll and expense accrued	2,342		3,551
Net operating tax loss carry forwards	86,460		47,288
Loss on equity investment	8,937		5,756
Impairment of long-term investments	5,574		5,493
Provision of allowance for expected credit loss	9,795		7,534
Impairment of long-lived assets	1,219		5,148
Operating lease liabilities	22,168		10,993
Others	1,581		1,897
Valuation allowance	(55,517)		(51,215)	¥ (49,927)	¥ (35,708)
Total deferred tax assets, net	100,202		75,732
Deferred tax liabilities
Assets arisen from business combination and assets acquisition	25,082		30,993
Operating lease right-of-use assets	22,493		10,993
Total deferred tax liabilities	47,575		41,986
Presentation in the consolidated balance sheets after net off:
Deferred tax assets	78,034	$ 10,991	64,739
Deferred tax liabilities	¥ 25,082	$ 3,533	¥ 30,993